UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23837

DriveWealth ETF Trust

(Exact name of registrant as specified in charter)

15 Exchange Place

10th Floor

Jersey City, New Jersey 07302

(Address of principal executive offices) (zip code)

Christopher Quinn 15 Exchange Place 10th Floor Jersey City, New Jersey 07302
(Name and address of agent for service)
Copies to:
Richard F. Kerr, Esq. K&L Gates LLP One Lincoln Street Boston, Massachusetts 02111-2950 Keri E. Riemer, Esq. K&L Gates LLP 599 Lexington Avenue New York, New York 10022

Registrant’s telephone number, including area code: (800) 461-2680

Date of fiscal year end: March 31

Date of reporting period: April 18, 2023 - June 30, 2023

Item 1. Proxy Voting Record.

DriveWealth ETF Trust did not hold any securities with respect to which it was entitled to vote during the period from April 18, 2023 through June 30, 2023.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DriveWealth ETF Trust

By:	/s/Christopher Quinn
Name:	Christopher Quinn
Title:	President (Principal Executive Officer)

Date:	August 15, 2023